Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

19. Subsequent Events:

20.1 On February 13, 2015 Ocean Rig executed definitive loan documentation for an up to a $475,000 syndicated secured term loan to partially finance the construction costs of the Ocean Rig Apollo. The facility has a 5 year term and approximate 12 year repayment profile and bears interest at LIBOR plus a margin.

20.2 On February 20, 2015, Tankships Investment Holdings Inc., a subsidiary of the Company, filed a registration statement on Form F-1 with the SEC relating to a possible initial public offering.

20.3 On February 24, 2015, Ocean Rigs' Board of Directors declared a quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to Ocean Rig shareholders of record as of March 10, 2015 and payable on or about March 23, 2015.

20.4 On March 5, 2015, Ocean Rig took delivery of the of the Ocean Rig Apollo and drew down an amount of $462,000 under the $475 million syndicated secured term loan in connection with the delivery.